Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020	Dec. 31, 2018
Business And Significant Accounting Policies [Line Items]
Expenses incurred related to shipping and handling of products	$ 2,843.4	$ 2,712.7	$ 2,810.1
Employees dedication percentage for dedicated project personnel expenses	100.00%
Allowance for doubtful accounts	$ 60.1	58.6
Cumulative adjustment to retained earnings	$ 12,666.4	12,199.4	12,392.8		$ 11,276.1
Cumulative Effect, Period of Adoption, Adjustment
Business And Significant Accounting Policies [Line Items]
Cumulative adjustment to retained earnings				$ 3.1
Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Useful life of finite lived intangibles	1 year
Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Useful life of finite lived intangibles	20 years
Building and Building Improvements [Member] | Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	10 years
Building and Building Improvements [Member] | Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	40 years
Machinery and Equipment [Member] | Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	8 years
Capitalized Software Costs [Member] | Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	3 years
Capitalized Software Costs [Member] | Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	15 years
Instruments [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	5 years
Shipping and Handling [Member]
Business And Significant Accounting Policies [Line Items]
Expenses incurred related to shipping and handling of products	$ 255.4	$ 235.5	$ 257.0